Note 4 - Loans and Related Allowance for Loan Losses (Details) - Major Classifications of Net Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	$ 470,584	$ 435,725
Less allowance for loan and lease losses	(6,846)	(7,046)	(7,779)	(6,819)
Net loans	463,738	428,679
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	60,744	54,498
Less allowance for loan and lease losses	(642)	(614)	(1,732)	(1,296)
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	30,296	25,601
Less allowance for loan and lease losses	(868)	(576)	(1,123)	(438)
Net loans	900	600
Residential Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	227,552	210,310
Less allowance for loan and lease losses	(3,703)	(3,664)	(2,872)	(3,731)
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	147,413	141,171
Less allowance for loan and lease losses	(1,576)	(2,170)	(1,991)	(1,306)
Consumer Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	4,579	4,145
Less allowance for loan and lease losses	$ (57)	$ (22)	$ (61)	$ (48)